REVENUES - Schedule of revenues by location (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
REVENUES
Total revenues	¥ 42,000	¥ 31,000	¥ 118,678,591	$ 16,715,530	¥ 83,127,296	¥ 40,826,521
China
REVENUES
Total revenues			45,418,257		34,839,410	10,134,888
Europe
REVENUES
Total revenues			21,731,240		19,637,777	7,481,581
Asia Pacific
REVENUES
Total revenues			19,431,642		11,274,447	10,239,162
North America
REVENUES
Total revenues			10,461,589		3,727,493	6,621,799
Rest of the world
REVENUES
Total revenues			¥ 21,635,863		¥ 13,648,169	¥ 6,349,091